Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss attributable to common shareholders - basic	$ (8,417,000)	$ (3,644,000)	$ (22,492,075)	$ (31,095,029)
Net loss attributable to common shareholders - diluted	$ (8,417,000)	$ (3,644,000)	$ (22,492,075)	$ (31,095,029)
Weighted average shares - basic	720,000	120,000	189,150	22,291
Weighted average shares - diluted	720,000	120,000	189,150	22,291
Net loss per share attributable to common shareholders - basic	$ (11.69)	$ (30.37)	$ (118.91)	$ (1,394.94)
Net loss per share attributable to common shareholders - diluted	$ (11.69)	$ (30.37)	$ (118.91)	$ (1,394.94)